Distribution Date:	01/12/23	GS Mortgage Securities Corporation II
Determination Date:	01/06/23
Next Distribution Date:	02/10/23
Record Date:	12/30/22	GS Mortgage Securities Trust 2013-GC10
Series 2013-GC10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	15		Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	16		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Trustee	U.S. Bank Trust Company, National Association
Modified Loan Detail	21		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23	Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	24	Representative
			-
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36192CAA3	0.696000%	53,438,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36192CAB1	1.840000%	35,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36192CAC9	2.613000%	21,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36192CAD7	2.681000%	110,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	36192CAE5	2.943000%	300,475,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	36192CAF2	2.564000%	81,379,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36192CAH8	3.279000%	54,785,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.63%
B	36192CAL9	3.682000%	63,380,000.00	45,658,666.78	45,658,666.78	140,096.01	0.00	0.00	45,798,762.79	0.00	0.00%	16.25%
C	36192CAN5	4.285000%	39,746,000.00	39,746,000.00	12,310,532.74	141,926.34	0.00	0.00	12,452,459.08	27,435,467.26	78.45%	11.63%
D	36192CAQ8	4.505004%	34,376,000.00	34,376,000.00	0.00	129,053.36	0.00	0.00	129,053.36	34,376,000.00	51.46%	7.63%
E	36192CAS4	4.505004%	22,558,000.00	22,558,000.00	0.00	42,284.00	0.00	0.00	42,284.00	22,558,000.00	33.74%	5.00%
F	36192CAU9	4.505004%	16,114,000.00	16,114,000.00	0.00	0.00	0.00	0.00	0.00	16,114,000.00	21.09%	3.13%
G*	36192CAW5	4.505004%	26,855,941.00	26,855,940.97	0.00	0.00	0.00	0.00	0.00	26,855,940.97	0.00%	0.00%
R	36192CAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			859,381,941.00	185,308,607.75	57,969,199.52	453,359.71	0.00	0.00	58,422,559.23	127,339,408.23

X-A	36192CAG0	4.505004%	656,352,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	36192CAJ4	0.542378%	103,126,000.00	85,404,666.78	0.00	38,601.32	0.00	0.00	38,601.32	27,435,467.26
Notional SubTotal			759,478,000.00	85,404,666.78	0.00	38,601.32	0.00	0.00	38,601.32	27,435,467.26

Deal Distribution Total					57,969,199.52	491,961.03	0.00	0.00	58,461,160.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36192CAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36192CAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36192CAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36192CAD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	36192CAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	36192CAF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36192CAH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	36192CAL9	720.39549984	720.39549984	2.21041354	0.00000000	0.00000000	0.00000000	0.00000000	722.60591338	0.00000000
C	36192CAN5	1,000.00000000	309.73010466	3.57083329	0.00000000	0.00000000	0.00000000	0.00000000	313.30093796	690.26989534
D	36192CAQ8	1,000.00000000	0.00000000	3.75417035	0.00000000	0.00000000	0.00000000	0.00000000	3.75417035	1,000.00000000
E	36192CAS4	1,000.00000000	0.00000000	1.87445696	1.87971363	20.18021633	0.00000000	0.00000000	1.87445696	1,000.00000000
F	36192CAU9	1,000.00000000	0.00000000	0.00000000	3.75417029	49.37367817	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36192CAW5	999.99999888	0.00000000	0.00000000	3.75417045	72.26826422	0.00000000	0.00000000	0.00000000	999.99999888
R	36192CAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36192CAG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	36192CAJ4	828.15843512	0.00000000	0.37431220	0.00000000	0.00000000	0.00000000	0.00000000	0.37431220	266.03831488

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12/01/22 - 12/30/22	30	0.00	38,601.32	0.00	38,601.32	0.00	0.00	0.00	38,601.32	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	12/01/22 - 12/30/22	30	0.00	140,096.01	0.00	140,096.01	0.00	0.00	0.00	140,096.01	0.00
C	12/01/22 - 12/30/22	30	0.00	141,926.34	0.00	141,926.34	0.00	0.00	0.00	141,926.34	0.00
D	12/01/22 - 12/30/22	30	0.00	129,053.36	0.00	129,053.36	0.00	0.00	0.00	129,053.36	0.00
E	12/01/22 - 12/30/22	30	411,278.73	84,686.58	0.00	84,686.58	42,402.58	0.00	0.00	42,284.00	455,225.32
F	12/01/22 - 12/30/22	30	732,363.33	60,494.70	0.00	60,494.70	60,494.70	0.00	0.00	0.00	795,607.45
G	12/01/22 - 12/30/22	30	1,833,128.59	100,821.78	0.00	100,821.78	100,821.78	0.00	0.00	0.00	1,940,832.24
Totals			2,976,770.65	695,680.09	0.00	695,680.09	203,719.06	0.00	0.00	491,961.03	3,191,665.01

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	58,461,160.55
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	578,054.51	Master Servicing Fee	4,488.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	602.59
Interest Adjustments	0.00	Trustee Fee	72.19
Deferred Interest	0.00	Operating Advisor Fee	249.51
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	578,054.51	Total Fees	5,413.24

Principal		Expenses/Reimbursements
Scheduled Principal	54,389,393.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	17,639.72
Principal Prepayments	3,579,806.43	Special Servicing Fees (Monthly)	7,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	33,235.68
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	57,969,199.52	Total Expenses/Reimbursements	57,875.40

		Interest Reserve Deposit	22,804.85

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	491,961.03
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	57,969,199.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	58,461,160.55
Total Funds Collected	58,547,254.03	Total Funds Distributed	58,547,254.04

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	182,236,154.36	182,236,154.36	Beginning Certificate Balance	185,308,607.75
(-) Scheduled Principal Collections	54,389,393.09	54,389,393.09	(-) Principal Distributions	57,969,199.52
(-) Unscheduled Principal Collections	3,579,806.43	3,579,806.43	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	124,266,954.84	124,266,954.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	182,796,866.83	182,796,866.83	Ending Certificate Balance	127,339,408.23
Ending Actual Collateral Balance	124,894,730.68	124,894,730.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	3,072,453.39
Beginning Cumulative Advances	0.00	3,072,453.39	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	3,072,453.39
Ending Cumulative Advances	0.00	3,072,453.39	Net WAC Rate	4.51%
			UC / (OC) Interest	11,534.51
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
3,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.39 or less	3	66,315,608.79	53.37%	0	3.5912	0.848739
3,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.40-1.49	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.50-1.59	1	57,951,346.05	46.63%	0	3.0000	1.558718
10,000,001 to 15,000,000	2	24,921,790.13	20.06%	(1)	4.5731	0.996129	1.60-1.69	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.70-1.79	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.80-1.89	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.90-1.99	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 70,000,000	2	99,345,164.71	79.94%	0	3.0000	1.225919	2.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	4	124,266,954.84	100.00%	0	3.3155	1.179835
Totals	4	124,266,954.84	100.00%	0	3.3155	1.179835
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Illinois	1	12,275,394.08	9.88%	0	4.8700	1.260000
							Mixed Use	2	99,345,164.71	79.94%	0	3.0000	1.225919
New York	2	99,345,164.71	79.94%	0	3.0000	1.225919
							Office	2	24,921,790.13	20.06%	(1)	4.5731	0.996129
Pennsylvania	1	12,646,396.05	10.18%	(1)	4.2850	0.740000
							Totals	4	124,266,954.84	100.00%	0	3.3155	1.179835
Totals	4	124,266,954.84	100.00%	0	3.3155	1.179835

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg	# Of	Scheduled	% Of	Weighted Avg
	Note Rate				WAM²	WAC		Seasoning		WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹	Loans	Balance	Agg. Bal.	DSCR¹
	4.000% or less	2	99,345,164.71	79.94%	0	3.0000	1.225919			None
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	12,646,396.05	10.18%	(1)	4.2850	0.740000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	1	12,275,394.08	9.88%	0	4.8700	1.260000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	124,266,954.84	100.00%	0	3.3155	1.179835
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.											Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	124,266,954.84	100.00%	0	3.3155	1.179835	300 months or less	4	124,266,954.84	100.00%	0	3.3155	1.179835
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	124,266,954.84	100.00%	0	3.3155	1.179835	Totals	4	124,266,954.84	100.00%	0	3.3155	1.179835
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	57,951,346.05	46.63%	0	3.0000	1.558718				None
	12 months or less	2	54,040,214.71	43.49%	0	3.3007	0.755320
	13 to 24 months	1	12,275,394.08	9.88%	0	4.8700	1.260000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	124,266,954.84	100.00%	0	3.3155	1.179835
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	304101051	MU	New York	NY	Actual/360	3.000%	149,707.64	0.00	0.00	N/A	01/06/23	--	57,951,346.05	57,951,346.05	01/06/23
1B	304101050	MU	New York	NY	Actual/360	3.000%	106,934.03	0.00	0.00	N/A	01/06/23	--	41,393,818.66	41,393,818.66	01/06/23
6	695100097	RT	Osage Beach	MO	Actual/360	4.340%	83,571.97	22,362,056.58	0.00	N/A	01/01/23	--	22,362,056.58	0.00	01/01/23
13	695100083	OF	Peoria	IL	Actual/360	4.870%	51,660.86	43,550.90	0.00	N/A	01/01/23	--	12,318,944.98	12,275,394.08	12/01/21
15	300010015	OF	Canonsburg	PA	Actual/360	4.285%	46,778.83	31,271.76	0.00	N/A	12/06/22	--	12,677,667.81	12,646,396.05	11/06/22
26	300010026	RT	Hewlett	NY	Actual/360	4.415%	33,750.89	8,878,600.38	0.00	N/A	01/06/23	--	8,878,600.38	0.00	01/06/23
28	695100085	RT	Las Vegas	NV	Actual/360	4.423%	26,778.36	7,030,850.61	0.00	N/A	01/01/23	--	7,030,850.61	0.00	01/01/23
31	300010031	MF	Louisville	KY	Actual/360	4.025%	10,743.14	3,099,604.09	0.00	N/A	01/06/23	--	3,099,604.09	0.00	01/06/23
37	695100086	RT	Arlington	TX	Actual/360	4.490%	17,224.64	4,454,968.19	0.00	N/A	01/01/23	--	4,454,968.19	0.00	01/01/23
49	695100101	MF	Chicago	IL	Actual/360	5.150%	15,909.62	3,587,512.44	0.00	N/A	02/01/23	--	3,587,512.44	0.00	01/01/23
51	695100096	RT	Eaton	OH	Actual/360	4.935%	13,973.82	3,288,279.72	0.00	N/A	01/01/23	--	3,288,279.72	0.00	01/01/23
52	695100088	RT	Hemet	CA	Actual/360	4.680%	11,055.31	2,743,252.05	0.00	N/A	01/01/23	--	2,743,252.05	0.00	01/01/23
54	300010054	MU	Dallas	TX	Actual/360	4.725%	9,965.40	2,449,252.80	0.00	N/A	01/06/23	--	2,449,252.80	0.00	01/06/23
Totals							578,054.51	57,969,199.52	0.00				182,236,154.36	124,266,954.84

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	695,166.64	0.00	0.00	0.00	0.00
1B	(880,797.42)	9,614,117.15	10/01/21	09/30/22	--	0.00	525,813.76	0.00	0.00	185,018.88	0.00
6	2,196,585.58	1,799,681.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,492,918.00	0.00	--	--	11/07/22	4,267,673.69	116,731.06	76,767.00	1,111,335.17	0.00	0.00
15	0.00	661,063.73	01/01/22	09/30/22	--	0.00	0.00	77,440.45	155,025.73	0.00	0.00
26	1,095,477.23	902,698.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	430,315.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	614,739.55	491,119.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	523,444.49	102,557.65	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	427,520.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	497,093.18	374,717.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	5,966,981.06	14,376,269.34				4,267,673.69	1,337,711.46	154,207.45	1,266,360.90	185,018.88	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
49	695100101	3,579,806.43	Payoff Prior to Maturity	0.00	0.00
Totals		3,579,806.43		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,579,806.43	3.315495%	3.231475%	0
12/12/22	0	0.00	0	0.00	1	12,318,944.98	0	0.00	0	0.00	0	0.00	1	2,178,622.03	2	8,524,349.50	3.683622%	3.614835%	1
11/14/22	0	0.00	0	0.00	1	12,363,979.59	0	0.00	0	0.00	0	0.00	1	3,050,070.85	2	11,826,072.33	3.562347%	3.519447%	2
10/13/22	0	0.00	0	0.00	1	12,407,160.54	0	0.00	0	0.00	0	0.00	0	0.00	16	165,425,363.32	3.651745%	3.610621%	3
09/12/22	0	0.00	0	0.00	1	12,451,838.59	0	0.00	0	0.00	0	0.00	0	0.00	3	13,412,103.11	3.938207%	3.900142%	3
08/12/22	0	0.00	0	0.00	1	12,494,652.64	0	0.00	0	0.00	2	104,573,857.59	0	0.00	2	10,645,556.79	3.994164%	3.955985%	4
07/12/22	0	0.00	0	0.00	3	114,309,042.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.429545%	4.391583%	5
06/10/22	0	0.00	0	0.00	3	114,526,890.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.429643%	4.391676%	6
05/12/22	0	0.00	0	0.00	3	114,729,288.28	0	0.00	0	0.00	0	0.00	0	0.00	1	4,739,531.85	4.429734%	4.391761%	7
04/12/22	0	0.00	0	0.00	3	114,945,520.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433609%	4.400658%	8
03/11/22	0	0.00	1	12,709,428.91	2	102,436,826.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433697%	4.400746%	9
02/11/22	1	12,756,322.55	0	0.00	2	102,633,957.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433803%	4.400852%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	695100083	12/01/21	12	5	76,767.00	1,111,335.17	84,586.63	12,839,234.05	12/15/21	2
15	300010015	11/06/22	1	5	77,440.45	155,025.73	0.00	12,710,331.92	11/15/22	13
Totals					154,207.45	1,266,360.90	84,586.63	25,549,565.97
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		124,266,955	99,345,165	24,921,790		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	124,266,955	99,345,165	12,646,396	0	12,275,394	0
Dec-22	182,236,154	157,239,542	12,677,668	0	12,318,945	0
Nov-22	302,193,559	289,829,579	0	0	12,363,980	0
Oct-22	338,506,285	326,099,125	0	0	12,407,161	0
Sep-22	563,564,326	551,112,487	0	0	12,451,839	0
Aug-22	619,434,804	606,940,151	0	0	12,494,653	0
Jul-22	632,286,908	517,977,865	0	0	114,309,043	0
Jun-22	633,769,144	519,242,253	0	0	114,526,891	0
May-22	635,170,985	520,441,697	0	0	114,729,288	0
Apr-22	641,392,881	526,447,360	0	0	114,945,521	0
Mar-22	642,793,841	527,647,586	0	12,709,429	102,436,826	0
Feb-22	644,417,691	529,027,411	12,756,323	0	102,633,958	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	695100083	12,275,394.08	12,839,234.05	9,000,000.00	09/22/22	1,434,876.00	1.26000	12/31/21	01/01/23	179
15	300010015	12,646,396.05	12,710,331.92	23,300,000.00	11/06/12	518,316.23	0.74000	09/30/22	12/06/22	238
Totals		24,921,790.13	25,549,565.97	32,300,000.00		1,953,192.23

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	695100083	OF	IL	12/15/21	2

The Loan transferred on 12/15/21 (SS) due to Imminent Monetary Default. The collateral includes two of the three condo units within a 7-story, 155,739 SF office building and street-level retail space of the attached Parking Garage. The Property was built in 2000 & 2001 with major tenants Robert Morris University (20.3% NRA, 12/31/21 LXP), US Attorney's Office (13.96% NRA, 11/30/22 LXP), and State of IL Dept. of Human Services (12.68% NRA, 3/31/22 LXP). Robert Morris

University (NNN: $13/SF) issued notice to vacate at their lease expiration date of 12/31/2021. In addition, State of IL Dept. of Human Services (NNN: $18/SF) gave notice on 12/8/21 of their intent to vacate on 3/31/22. The Loan is past due for the 1/1/22 payment. Accordingly, Notice of Default, Acceleration, and Demand for Payment of Remaining Receipts were sent on 2/7/22. Foreclosure process commenced with a motion to appoint receiver entered by the court as of 7/26/22.

A Stipulated Judgment of Foreclosure was entered o n 12/12/22. Accordingly, the Special Servicer will continue to dual track foreclosure/receivership proceedings while continuing discussions through counsel until a resolution is reached that is deemed appropriate to achieve the highest net present value recovery.

15	300010015	OF	PA	11/15/22	13

The Loan transferred to the Special Servicer due to Imminent Default on 11/15/2022 due to Borrower's inability to pay the loan in full at the scheduled maturity date (12/6/22). The Loan is now in default. The Collateral is a 200,778 SF suburban office building located in Canonsburg, PA and is currently 73% occupied. The Lender will continue discussions with the Borrower and gather information while simultaneously reserving all rights under the Loan Documents.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A	304101051	61,536,076.91	4.57000%	61,536,076.91 4.57000%		10	07/27/20	05/06/20	09/08/20
1A	304101051	0.00	4.57000%	0.00	2.00000%	9	06/21/22	03/06/21	08/08/22
1B	304101050	43,954,340.67	4.57000%	43,954,340.67 4.57000%		10	07/27/20	05/06/20	09/08/20
1B	304101050	0.00	4.57000%	0.00	2.00000%	9	06/21/22	03/06/21	08/08/22
Totals		105,490,417.58		105,490,417.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 22 of 25

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	78,347.00
1B	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	55,962.14
13	0.00	0.00	3,500.00	0.00	0.00	17,639.72	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	33,235.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,000.00	0.00	33,235.68	17,639.72	0.00	0.00	0.00	0.00	0.00	134,309.14
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		192,184.54

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25